STOCKHOLDERS' EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY

7.STOCKHOLDERS’ EQUITY

The Company’s authorized capital is 250,000,000 shares, of which (1) 200,000,000 shares are common stock, par value $0.0001 per share and (2) 50,000,000 are preferred stock, par value $0.0001 per share, which may, at the sole discretion of the Company’s board of directors be issued in one or more series.

Common Stock

During the three months ended March 31, 2022, the Company issued 77,679 shares of common stock for cash exercises of options of $75,277.

Warrants

Underwriter Warrants

In connection with the Company's underwriting agreement with ThinkEquity, a division of Fordham Financial Management, Inc. and the representative of the Company’s IPO underwriters, the Company entered into a warrant agreement to purchase up to 90,000 shares of common stock, par value $0.0001 (the "Underwriter Warrant"). The Underwriter Warrant is exercisable at a per share exercise price of $10.00 and is exercisable at any time and from time to time, in whole or in part, during the four- and one-half year period commencing 180 days from the effective date of the registration statement. The Warrant became exercisable on or after December 16, 2021 (six months from the effective date of the offering) and expires on June 15, 2026. Upon issuance of these warrants, as partial compensation for its services as an underwriter, the fair value of approximately $0.4 million was recorded as equity issuance costs in period ended December 31, 2021. As of March 31, 2022, the Underwriter Warrant had not been exercised, and had a weighted average exercise price of $0.64 per share and a remaining weighted average time to expiration of 4.21 years.

Lender Warrant

In connection with the Term Loan entered into on August 13, 2021, the Company issued a Lender Warrant to Lender to purchase 12,500 shares of common stock of the Company. The Lender Warrant is exercisable at a per share exercise price of $8.00 and is exercisable at any time on or after August 13, 2021 through August 12, 2031. The Company determined that the Lender Warrant was equity-classified. As of March 31, 2022, the Lender Warrant had not been exercised, and had a weighted average exercise price of $12.06 per share and a remaining weighted average time to expiration of 9.38 years.

PIPE Warrants

On December 1, 2021, the Company completed a private placement (the “PIPE”) in which the Company issued warrants (the “PIPE Warrants”) to purchase up to an aggregate of 1,312,500 shares of common stock. These PIPE Warrants have an exercise price of $13.00 per share and are immediately exercisable upon issuance and will expire on the five- and one-half-year anniversary of the issuance date. As of March 31, 2022, the PIPE Warrants had not been exercised, and had a weighted average exercise price of $12.06 per share and a remaining weighted average time to expiration of 4.87 year.

The following assumptions were used to estimate the fair value of warrants granted using the Black-Scholes-Merton option pricing model during the three months ended March 31:

	2022	2021
Assumptions:
Risk-free interest rate	—	0.90% - 1.30%
Expected term (in years)	—	5.00 - 10.00
Expected volatility	—	59% - 69%
Expected dividend yield	—	—

A summary of warrant activity during the three months ended March 31, 2022 was as follows:

Weighted
Average
		Weighted	Remaining
	Warrants	Average	Contractual Term
	Outstanding	Exercise Price	in Years
Balance at December 31, 2021	1,415,000	$9.76	5.34
Granted	—	—	—
Exercised	—	—	—
Cancelled/forfeited	—	—	—
Balance at March 31, 2022	1,415,000	$9.76	5.22

9.CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT

Pursuant to the Company's fourth amended and restated certificate of incorporation dated June 17, 2021, the Company's authorized capital is 250,000,000 shares, of which (1) 200,000,000 shares are common stock, par value $0.0001 per share and (2) 50,000,000 are preferred stock, par value $0.0001 per share, which may, at the sole discretion of the Company's board of directors be issued in one or more series.

Redeemable Convertible Preferred Stock

Upon the consummation of the IPO, 1,291,012 shares of outstanding preferred stock automatically converted into 1,291,012 shares of common stock. As of December 31, 2021, there were no shares of preferred stock outstanding.

Common Stock

The Company issued 2,250,000 shares of common stock in connection with the IPO during the year ended December 31, 2021. Additionally, the Company issued 1,206,614 shares of common stock in connection with the conversion of all the Convertible Notes and accrued interest and 842,429 shares of common stock in connection with the conversion of $4.7 million of the outstanding principal and accrued interest on the Bridge Notes.

On July 1, 2021, the Company issued and sold 337,500 additional shares of common stock, pursuant to the underwriters' exercise of its overallotment option, at a public offering price of $8.00 per share, for aggregate gross proceeds of $2.7 million. The net proceeds from the overallotment were $2.5 million after deducting underwriting discounts of $0.2 million. Inclusive of the underwriters' option to purchase additional shares, the Company received approximately $18.2 million in net proceeds from the IPO, after deducting underwriting discounts of $1.9 million and other offering costs of $0.6 million.

On August 1, 2021, the Company issued 2,000 shares of common stock in exchange for investor relations services. The shares of common stock had a fair value of $6.25 per share for a total aggregate value of $12,500.

On December 1, 2021, the Company completed a PIPE in which the Company issued and sold 1,749,999 shares of common stock and the warrants to purchase up to an aggregate of 1,312,500 shares of common stock, at a combined purchase price of $12.00 per share for aggregate gross proceeds of approximately $21 million. The net proceeds from the PIPE were $19.6 million after deducting placement agent commissions of $1.26 million and other offering costs.

Warrants

During the year ended December 31, 2021, warrant holders exercised 17,889 warrants to purchase common stock, resulting in the issuance of 17,889 shares of common stock for total proceeds of $992. As of December 31, 2021, 5,420 warrants expired, and were not exercised.

Underwriter Warrants

In connection with the Company's underwriting agreement with ThinkEquity, the Company entered into a warrant agreement to purchase up to 90,000 shares of common stock, par value $0.0001 (the "Underwriter Warrant"). The Underwriter Warrant is exercisable at a per share exercise price of $10.00 and is exercisable at any time and from time to time, in whole or in part, during the four- and one-half year period commencing 180 days from the effective date of the registration statement. The Warrant became exercisable on or after December 16, 2021 (six months from the effective date of the offering) and expires on June 15, 2026. Upon issuance of these warrants, as partial compensation for its services as an underwriter, the fair value of approximately $0.4 million was recorded as equity issuance costs.

Lender Warrant

In connection with the Term Loan entered into on August 13, 2021, the Company issued a Lender Warrant to purchase 12,500 shares of common stock to the Lender. The Lender Warrant is exercisable at a per share exercise price of $8.00 and is exercisable at any time on or after August 13, 2021 through August 12, 2031. The Company determined that the Lender Warrant is equity-classified. As of December 31, 2021, the Lender Warrant had not been exercised, and had a weighted average exercise price of $8.00 and a remaining weighted average time to expiration of 9.62 years.

PIPE Warrants

On December 1, 2021, the Company completed a PIPE in which the Company issued warrants to purchase up to an aggregate of 1,312,500 shares of common stock. These warrants have an exercise price of $13.00 and are immediately exercisable upon issuance and will expire on the five- and one-half-year anniversary of the issuance date.

The following assumptions were used to estimate the fair value of warrants granted using the Black-Scholes-Merton option pricing model during the years ended December 31:

	2021	2020
Assumptions:
Risk-free interest rate	0.90% - 1.30%	—%
Expected term (in years)	5.00 - 10.00	—
Expected volatility	59% - 69%	—%
Expected dividend yield	—%	—%

A summary of total warrant activity during the year ended December 31, 2021 is as follows:

			Weighted Average
			Remaining
	Options	Weighted Average	Contractual Term
	Outstanding	Exercise Price	in Years
Balance at December 31, 2019	—	$—	—
Granted	23,309	0.06	0.75
Exercised	—	—	—
Cancelled/forfeited	—	—	—
Balance at December 31, 2020	23,309	$0.06	0.75
Granted	1,415,000	12.77	5.34
Exercised	(17,889)	0.06	—
Cancelled/forfeited	(5,420)	0.06	—
Balance at December 31, 2021	1,415,000	$9.76	5.34